Recurring Fair Value Measurements (Details) - Schedule of Fair Value of Warrants liabilities - USD ($)	3 Months Ended						8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2022		Jun. 30, 2022		Mar. 31, 2022		Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021
Recurring Fair Value Measurements (Details) - Schedule of Fair Value of Warrants liabilities [Line Items]
Change in fair value								$ (1,675,000)	$ (800,000)		$ (475,000)
Warrant Liability [Member]
Recurring Fair Value Measurements (Details) - Schedule of Fair Value of Warrants liabilities [Line Items]
Fair value as of beginning	$ 550,000		$ 950,000		$ 1,975,000		$ 2,303,000	1,975,000		$ 2,303,000
Issuance of private warrants in connection with over-allotment as of February 2, 2021							147,000			147,000
Change in fair value	(250,000)	[1]	(400,000)	[1]	(1,025,000)	[1]	(800,000) [1]			(475,000) [2]
Fair value as of ending	$ 300,000		$ 550,000		$ 950,000		$ 1,650,000	$ 300,000	$ 1,650,000	$ 1,975,000	$ 1,975,000

[1]	Represents the non-cash gain on the change in valuation of Private Warrants and is included in the change in fair value of warrant liability on the statement of operations.
[2]	Represents the non-cash gain on the change in valuation of Private Warrants and is included in the change in fair value of warrant liability on the statements of operations.